Accounting policies - Consolidated Statement of Financial Position (Details) € in Millions, $ in Millions		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 EUR (€)
Non‐current assets
Intangible assets		$ 157.0		$ 177.0	[1]		$ 214.0	[1]
Goodwill		84.0		95.0	[1]		105.0	[1]
Property, plant and equipment		58.0		21.0	[1]		19.0	[1]
Right-of-use assets		58.0		68.0	[1]		27.0	[1]
Deferred tax assets		19.0		40.0	[1]		41.0	[1]
Regulatory deposits		17.0		14.0	[1]		13.0	[1]
Loans receivable		4.0		0.0	[1]		98.0	[1]
Equity accounted investments		3.0		3.0	[1]		0.0	[1]
Advance for sportsbook software	[2]	120.0		117.0			0.0
Non-current assets		525.0		535.0	[1]		517.0	[1]
Current assets
Trade and other receivables		181.0		138.0	[1]		172.0	[1]
Income tax receivables		12.0		10.0	[1]		14.0	[1]
Amounts segregated for users	[3]	6.0		9.0			42.0
Cash and cash equivalents		513.2	[4]	388.0	[1],[4]		267.4	[1],[4],[5]		$ 273.0	[5]
Loans receivable		11.0		1.0	[1]		7.0	[1]
Assets held for sale		0.0		0.0	[1]		42.0	[1]
Fixed term deposits		16.0		14.0	[1]		0.0	[1]
Total Current assets		742.0		560.0	[1]		544.0	[1]
TOTAL ASSETS		1,267.0		1,095.0	[1]		1,061.0	[1]
Non-current liabilities
Lease liabilities		59.0		67.0	[1]		26.0	[1]
Deferred tax liability		0.0		2.0	[1]		5.0	[1]
Derivative financial instruments		0.0		0.0	[1]		2.0	[1]
Provisions - Non-current		2.0		1.0	[1]		0.0	[1]
Total non-current liabilities		84.0		70.0	[1]		33.0	[1]
Current liabilities
Lease liabilities		5.0		6.0	[1]		6.0	[1]
Deferred and contingent consideration		0.0		0.0	[1]		3.0	[1]
Trade and other payables		261.0		283.0	[1]		216.0	[1]
Customer liabilities		72.0		54.0	[1]		75.0	[1]
Provisions		35.0		7.0	[1]		50.0	[1]
Income tax payables		9.0		20.0	[1]		29.0	[1]
Derivative financial instruments		0.0		2.0	[1]		47.0	[1]
Dividends payable		0.0		75.0	[1]		0.0	[1]
Liabilities associated with assets held for sale		0.0		0.0	[1]		7.0	[1]
Total Current liabilities		382.0		447.0	[1]		433.0	[1]
TOTAL LIABILITIES		466.0		517.0	[1]		466.0	[1]
EQUITY
Issued capital		344.0		344.0	[1]		344.0	[1]
Treasury shares		(3.0)		(3.0)	[1]		(3.0)	[1]
Accumulated other comprehensive income/(loss)		24.0		(46.0)	[1]		(26.0)	[1]
Retained profit		437.6		285.6	[1]		262.3	[1]
Equity attributable to owners of the parent		803.0		581.0	[1]		577.0	[1]
Non-controlling interest		(2.0)		(3.0)	[1]		18.0	[1]
EQUITY		801.0		578.0	[1],[6]		595.0	[1],[6]		$ 574.0	[6]
TOTAL LIABILITIES AND EQUITY		$ 1,267.0		1,095.0	[1]		$ 1,061.0	[1]
Previously stated
Non‐current assets
Intangible assets | €						€ 170			€ 194
Goodwill | €						91			95
Property, plant and equipment | €						20			17
Right-of-use assets | €						66			25
Deferred tax assets | €						39			37
Regulatory deposits | €						13			12
Loans receivable | €									89
Equity accounted investments | €						3
Advance for sportsbook software | €						112
Non-current assets | €						514			469
Current assets
Trade and other receivables | €						134			155
Income tax receivables | €						9			12
Amounts segregated for users | €						9			38
Cash and cash equivalents | €						373			242			€ 255
Loans receivable | €						1			7
Assets held for sale | €									38
Fixed term deposits | €						13
Total Current assets | €						539			492
TOTAL ASSETS | €						1,053			961
Non-current liabilities
Lease liabilities | €						65			24
Deferred tax liability | €						2			5
Derivative financial instruments | €									2
Provisions - Non-current | €						1
Total non-current liabilities | €						68			31
Current liabilities
Lease liabilities | €						6			5
Deferred and contingent consideration | €									2
Trade and other payables | €						271			195
Customer liabilities | €						51			68
Provisions | €						7			45
Income tax payables | €						19			26
Derivative financial instruments | €						2			43
Dividends payable | €						73
Liabilities associated with assets held for sale | €									7
Total Current liabilities | €						429			391
TOTAL LIABILITIES | €						497			422
EQUITY
Issued capital | €						290			290
Treasury shares | €						(3)			(3)
Accumulated other comprehensive income/(loss) | €						10			(7)
Retained profit | €						260			241
Equity attributable to owners of the parent | €						557			521
Non-controlling interest | €						(1)			18
EQUITY				$ 556.0		556			539			€ 535
TOTAL LIABILITIES AND EQUITY | €						€ 1,053			€ 961

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[2]	Prepayment for sportsbook software has been renamed to Advance for sportsbook software.
[3]	Restricted cash has been renamed to Amounts segregated for users.
[4]	Restricted cash has been renamed to Amounts segregated for users.
[5]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[6]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.